EQUITY - Capital Stock (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital Stock
Share capital	R$ 39,057,271	R$ 31,305,331	R$ 31,305,331
Par value (in dollars per share)	R$ 0	R$ 0
Quantity	1,568,930,910
Percentage of shares issued	100.00%
Federal Government
Capital Stock
Quantity	667,889,378
Percentage of shares issued	42.57%
BNDESPAR
Capital Stock
Quantity	160,449,053
Percentage of shares issued	10.23%
BNDES
Capital Stock
Quantity	92,807,935
Percentage of shares issued	5.91%
Banco Classico
Capital Stock
Quantity	65,536,875
Percentage of shares issued	4.18%
3G Radar Backgrounds
Capital Stock
Quantity	31,627,718
Percentage of shares issued	2.01%
American Depositary Receipts - ADRs
Capital Stock
Quantity	43,898,638
Percentage of shares issued	2.80%
Others
Capital Stock
Quantity	506,721,313
Percentage of shares issued	32.30%
Minority share holders
Capital Stock
Quantity	599,011,556
Non resident minority shareholder
Capital Stock
Quantity	233,873,906
Percentage of shares issued	39.00%
Common shares
Capital Stock
Quantity	1,288,842,596
Percentage of shares issued	100.00%
Common shares | Federal Government
Capital Stock
Quantity	667,888,884
Percentage of shares issued	51.82%
Common shares | BNDESPAR
Capital Stock
Quantity	141,757,951
Percentage of shares issued	11.00%
Common shares | BNDES
Capital Stock
Quantity	74,545,264
Percentage of shares issued	5.78%
Common shares | Banco Classico
Capital Stock
Quantity	65,536,875
Percentage of shares issued	5.09%
Common shares | 3G Radar Backgrounds
Capital Stock
Quantity	190,045
Percentage of shares issued	0.01%
Common shares | American Depositary Receipts - ADRs
Capital Stock
Quantity	38,663,271
Percentage of shares issued	3.00%
Common shares | Others
Capital Stock
Quantity	300,260,306
Percentage of shares issued	23.30%
Common shares | Non resident minority shareholder
Capital Stock
Quantity	136,376,293
Class A
Capital Stock
Dividend rate (as a percent)	8.00%
Quantity	146,920
Percentage of shares issued	100.00%
Class A | Others
Capital Stock
Quantity	146,920
Percentage of shares issued	100.00%
Class A | Non resident minority shareholder
Capital Stock
Quantity	28
Class B
Capital Stock
Dividend rate (as a percent)	6.00%
Quantity	279,941,394
Percentage of shares issued	100.00%
Class B | Federal Government
Capital Stock
Quantity	494
Percentage of shares issued	0.00%
Class B | BNDESPAR
Capital Stock
Quantity	18,691,102
Percentage of shares issued	6.68%
Class B | BNDES
Capital Stock
Quantity	18,262,671
Percentage of shares issued	6.52%
Class B | 3G Radar Backgrounds
Capital Stock
Quantity	31,437,673
Percentage of shares issued	11.23%
Class B | American Depositary Receipts - ADRs
Capital Stock
Quantity	5,235,367
Percentage of shares issued	1.87%
Class B | Others
Capital Stock
Quantity	206,314,087
Percentage of shares issued	73.70%
Class B | Non resident minority shareholder
Capital Stock
Quantity	97,497,585